Schedule of discontinued operations (Details) - USD ($)		12 Months Ended
	Mar. 17, 2025	Mar. 31, 2025	Mar. 17, 2025	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Accounts receivable, net				$ 7,343
Total current assets				17,980,969
Non-current assets:
Long-term investment		16,630,239
Total non-current assets				15,553,270
Current liabilities:
Total current liabilities:				1,221,120
Non-current liabilities:
Total non-current liabilities				13,250,516
Net profit (loss)	$ (4,602,415)	(4,602,415)	$ (4,602,415)	462,886	$ (18,310,962)
Net cash provided by (used in) operating activities		(3,182,287)		(1,500,154)	148,162
Net cash provided by (used in) investing activities				4,788	(529,511)
Net cash provided by (used in) financing activities
Effects of exchange rate changes on cash		1,649,736		(559,936)	(1,127,433)
Net increase/(decrease) in cash and cash equivalents – Discontinued operations		(1,532,551)		(2,055,302)	(1,508,782)
Net loss from Wuxi Wangdao at single entity level	(1,451,327)	(1,451,327)		462,886	(18,310,962)
Consideration received - RMB 10,700,000 loan repayment agreement	1,492,579
Fair value of 3% equity share of Fujian Fishery	13,159,074
Less: Carrying value of Wuxi Wangdao’s retained earnings	17,802,741
Loss due to VIE termination	(3,151,088)	(3,151,088)
Net loss from discontinued operations	(4,602,415)	$ (4,602,415)	(4,602,415)	462,886	(18,310,962)
Discontinued Operations [Member]
Current assets:
Cash and cash equivalents	15,554,868		15,554,868	17,087,419
Accounts receivable, net	15,170		15,170	7,343
Prepayments and other current assets	5,286		5,286	2,819
Deferred expenses	204,322		204,322	878,654
Amounts due from related parties				939,450
Total current assets	15,779,646		15,779,646	18,915,685
Non-current assets:
Long-term investment	16,630,239		16,630,239	15,552,775
Property and equipment, net	489		489	495
Total non-current assets	16,630,728		16,630,728	15,553,270
TOTAL ASSETS	32,410,374		32,410,374	34,468,955
Current liabilities:
Taxes payable	1,492		1,492	1,082
Employee benefits payable	26,096		26,096	45,984
Deferred revenue-current				111,630
Other payables	243,692		243,692	162,090
Interest payable	1,734,270		1,734,270	992,701
Total current liabilities:	2,005,550		2,005,550	1,313,487
Non-current liabilities:
Long-term loans	13,096,934		13,096,934	13,250,516
Total non-current liabilities	13,096,934		13,096,934	13,250,516
TOTAL LIABILITIES	$ 15,102,484		15,102,484	14,564,003
Revenue			130,615	1,999,056	10,250,708
Net profit (loss)			(1,451,327)	462,886	(18,310,962)
Net cash provided by (used in) operating activities			(3,182,287)	(1,500,154)	148,162
Net cash provided by (used in) investing activities				4,788	(529,511)
Net cash provided by (used in) financing activities
Effects of exchange rate changes on cash			1,649,736	(559,935)	(1,127,433)
Net increase/(decrease) in cash and cash equivalents – Discontinued operations			(1,532,551)	(2,055,301)	(1,508,782)
Net loss from discontinued operations			$ (1,451,327)	$ 462,886	$ (18,310,962)